Supplemental Cash Flow Information (Details) - Schedule of Interest paid, net of interest received - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Interest paid, net of interest received [Abstract]
Interest paid	$ (158,806)	$ (188,969)	$ (195,671)
Interest received	4,373	8,997	19,559
Interest paid, net of interest received	$ (154,433)	$ (179,972)	$ (176,112)